Debt (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [Abstract]
Summary of Information About Contractual Terms of Interest-bearing Loans and Borrowings

This note provides information about the contractual terms of the Group’s interest-bearing loans and borrowings, which are measured at amortized cost.

	CURRENCY	NOMINAL INTEREST RATE	YEAR OF MATURITY	2020 FACE VALUE	2020 CARRYING AMOUNT	2020 FAIR VALUE	2021 FACE VALUE	2021 CARRYING AMOUNT	2021 FAIR VALUE
Unsecured Loan	USD	2.00%	2024	$18,000	$18,000	$18,849	$14,242	$14,242	$14,557
Convertible Notes	USD	5.00%	2024	75,156	59,113	62,530	—	—	—
2020 Convertible Notes	USD	10.00%	2021	75,370	146,844	146,844	—	—	—
2020 Senior Secured Loans	USD	8.00%	2022	65,000	62,339	62,351	—	—	—
2021 Senior Secured Loans	USD	8.00%	2024	—	—	—	300,000	286,815	283,893
Instrument Financing Loans	EUR	1.70-2.60%	2022-2023	676	676	676	263	263	263

Summary of Instrument Financing Loans are Used to Finance Cost of Installing Instruments

Instrument financing loans are used to finance the cost of installing instruments at customer locations where the Group retains title of the instruments.

Balance at January 1, 2020	$111,923
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs
2020 Convertible Notes	70,917
2020 Senior Secured Loan	62,391
Repayments of borrowings
Senior Secured Loans	(40,000)
Instrument Financing Loans	(396)
Total changes from financing cash flows	92,912
Other changes
Warrants
2020 Convertible Notes	(32,531)
2020 Senior Secured Loan	(407)
Loss on extinguishment of debt
Senior Secured Loans	2,047
Change in fair value
2020 Convertible Notes	102,548
Amortization of debt issuance costs
Convertible Notes	3,636
Senior Secured Loans	500
2020 Convertible Notes	5,909
2020 Senior Secured Loan	355
Foreign exchange impact
Instrument Financing Loans	80
Total other changes	82,137
Balance at December 31, 2020	286,972
Less: Debt due within one year	(147,238)
$139,734
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs
2020 Senior Secured Loan	$34,125
Incremental term loan	39,000
2021 Senior Secured Loan	288,513
Instrument Financing Loans	192
Repayments of borrowings
2020 Senior Secured Loan	(100,000)
Incremental term loan	(40,000)
Instrument Financing Loans	(552)
Total changes from financing cash flows	221,278
Other changes
Reclassification of Unsecured Loan amounts to grant liability in accordance with IAS 20	(3,758)
Warrants
2021 Senior Secured Loan	(5,136)
Conversion to equity
Convertible Notes	(61,980)
2021 Convertible Notes	(125,652)
Loss on extinguishment of debt
2020 Senior Secured Loan	3,170
Incremental term loan	1,000
Change in fair value
2021 Convertible Notes	(52,267)
Amortization of debt issuance costs
2020 Senior Secured Loan	366
Convertible Notes	2,866
2021 Convertible Notes	31,075
2021 Senior Secured Loan	3,438
Foreign exchange impact
Instrument Financing Loans	(52)

Total other changes	(206,930)
Balance at December 31, 2021	301,320
Less: Debt due within one year	(191)
$301,129